CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, € in Millions, ¥ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Non-current assets
Property, plant and equipment	$ 22,675	$ 16,234	$ 15,844
Intangible assets	125,228	174,901	171,684
Deferred tax asset	97,211	79,222	32,191
Research and development incentive receivables	76,706	47,488	32,707
Investment in joint venture	9,912	1,323
Prepaid expenses	47,327
Other non-current assets	39,662	40,894	54,876
Total noncurrent assets	418,721	360,064	307,303
Current assets
Inventories	310,550	228,353	109,076
Prepaid expenses	134,072	76,022	58,946
Trade and other receivables	496,687	275,697	38,221
Research and development incentive receivables	2,584	1,578
Financial assets	1,131,000	1,391,808	1,002,052
Cash and cash equivalents	2,048,800	800,740	1,334,676
Total current assets	4,123,737	2,774,197	2,542,971
TOTAL ASSETS	4,542,458	3,134,261	2,850,274
Equity
Share capital	7,058	6,640	6,233
Share premium	5,651,497	4,309,880	3,462,775
Translation differences	131,543	129,280	131,684
Accumulated losses	(2,404,844)	(2,109,791)	(1,400,197)
Other reserves	712,253	477,691	333,729
Total equity	4,097,507	2,813,699	2,534,224
Non-current liabilities
Provisions for employee benefits	1,449	870	417
Lease liabilities	15,354	9,009	7,956
Deferred tax liabilities	5,155	8,406	6,438
Total non-current liabilities	21,958	18,285	14,811
Current liabilities
Lease liabilities	4,646	3,417	3,509
Trade and other payables	414,013	295,679	293,415
Tax liabilities	4,334	3,181	4,315
Total current liabilities	422,993	302,277	301,239
Total liabilities	444,951	320,562	316,050
TOTAL EQUITY AND LIABILITIES	$ 4,542,458	$ 3,134,261	$ 2,850,274